INVESTMENTS IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at December 31, 2018, and December 31, 2017:

(in thousands of $)	2018	2017
Total minimum lease payments to be received	1,173,152	916,765
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(74,077)	(211,508)
Net minimum lease payments receivable	1,099,075	705,257
Estimated residual values of leased property (un-guaranteed)	180,080	232,424
Less: unearned income	(476,996)	(319,610)
Total investment in direct financing leases	802,159	618,071
Current portion	39,804	32,096
Long-term portion	762,355	585,975
	802,159	618,071

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing leases as of December 31, 2018, are as follows:

Year ending December 31,	(in thousands of $)
2019	106,503
2020	105,877
2021	105,257
2022	104,849
2023	104,690
Thereafter	645,976
Total minimum lease revenues	1,173,152